Financial Instruments - Financial Assets and Liability Measured at Fair Value on Recurring Basis (Details)	Dec. 31, 2014 USD ($)
Warrant liability	$ 7,386,000
Level 1 [Member]
Warrant liability
Level 2 [Member]
Warrant liability
Level 3 [Member]
Warrant liability	$ 7,386,000